Related Party Transactions - Schedule of Transaction and Balance Amount Due to/from Related Parties (Parenthetical) (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018
Series B1 Shareholder
Related Party Transaction [Line Items]
Voting power percentage				1.50%
Advertising and Marketing Service
Related Party Transaction [Line Items]
Service fee charged to related parties	[1]	¥ 17,447,475	¥ 473,215,790
Advertising and Marketing Service | Founder of the Company
Related Party Transaction [Line Items]
Service fee charged to related parties		4,500,000	473,200,000
Advertising and Marketing Service | Series B1 Shareholder
Related Party Transaction [Line Items]
Service fee charged to related parties				¥ 12,900,000
Advertisement Costs Charged from a Related Party
Related Party Transaction [Line Items]
Prepayment of service fee	[2]		35,605,180
Gaming Cost Sharing Charged from a Related Party
Related Party Transaction [Line Items]
Prepayment of service fee	[3]		¥ 6,806,424
Cooperation Agreement | Series B1 Shareholder
Related Party Transaction [Line Items]
Voting power percentage				1.50%
Prepayment of service fee		¥ 31,500,000
Period of payment of service fee		3 years
Total service fee		¥ 15,800,000
iCloud Server and Other Service Fee Charged from Related Party
Related Party Transaction [Line Items]
Prepayment of service fee	[4]	¥ 13,875,839
iCloud Server and Other Service Fee Charged from Related Party | Series B1 Shareholder
Related Party Transaction [Line Items]
Voting power percentage				1.50%

[1]	For the year ended December 31, 2018, the service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of September 30, 2018), and the advertising service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018).
[2]	For the year ended December 31, 2019, the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB 35.6 million for the year ended December 31, 2019.
[3]	For the year ended December 31, 2019, the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee of RMB6.8 million represents the amount paid to the game developing company in relation to the arrangement.
[4]	The service fee mainly represented cloud server and short message service fees charged from Series B1 shareholder through September 2018. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018.